Other Payables	12 Months Ended
Dec. 31, 2024
Other Payables [Abstract]
OTHER PAYABLES

NOTE 8 - OTHER PAYABLES:

	December 31
	2024	2023
	U.S. dollars in thousands
Accrued expenses	605	356
Provision for income taxes	1,409	-
Employees and related institutions	2,470	2,083
	4,484	2,439

The carrying amounts of other payables, which are financial liabilities, is a reasonable approximation of their fair value since the effect of discounting is immaterial.